CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowances for doubtful accounts | $	$ 9		$ 0
Ordinary Shares, par value per share | ₪ / shares		₪ 0.20		₪ 0.20
Ordinary Shares, shares authorized	20,000,000		20,000,000
Ordinary Shares, shares issued	11,622,260		8,674,717
Ordinary Shares, shares outstanding	11,586,228		8,638,685